Portfolio of Investments
Columbia Strategic New York Municipal Income Fund, January 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 100.8%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Air Transportation 3.2%
New York City Industrial Development Agency(a)
Refunding Revenue Bonds
Trips Obligated Group
Series 2012A
07/01/2028	5.000%	2,000,000	2,155,160
New York Transportation Development Corp.(a)
Revenue Bonds
Delta Air Lines, Inc., LaGuardia
Series 2018
01/01/2036	5.000%	2,000,000	2,430,700
Port Authority of New York & New Jersey
Revenue Bonds
JFK International Air Terminal
Series 2010
12/01/2042	6.000%	2,000,000	2,082,320
Total			6,668,180
Airport 0.8%
New York Transportation Development Corp.(a)
Revenue Bonds
LaGuardia Airport Terminal B Redevelopment Project
Series 2016
07/01/2046	4.000%	1,000,000	1,074,020
Niagara Frontier Transportation Authority(a)
Refunding Revenue Bonds
Buffalo Niagara International Airport
Series 2019
04/01/2039	5.000%	525,000	643,304
Total			1,717,324
Charter Schools 1.4%
Build NYC Resource Corp.
Revenue Bonds
Bronx Charter School for Excellence
Series 2013
04/01/2033	5.000%	1,000,000	1,080,890
International Leadership Charter School
Series 2013
07/01/2033	5.750%	1,500,000	1,523,520
Build NYC Resource Corp.(b)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/2046	6.250%	265,000	272,431
Total			2,876,841
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Disposal 1.0%
New York State Environmental Facilities Corp.(a),(b)
Revenue Bonds
Casella Waste Systems, Inc.
Series 2019 (Mandatory Put 12/03/29)
12/01/2044	2.875%	2,000,000	2,043,900
Health Services 0.8%
New York State Dormitory Authority
Refunding Revenue Bonds
Icahn School of Medicine at Mount Sinai
Series 2015
07/01/2040	5.000%	1,500,000	1,735,785
Higher Education 7.4%
Build NYC Resource Corp.
Refunding Revenue Bonds
City University of New York-Queens
Series 2014A
06/01/2043	5.000%	1,000,000	1,141,010
Manhattan College Project
Series 2017
08/01/2042	4.000%	750,000	825,525
Dutchess County Local Development Corp.
Refunding Revenue Bonds
Culinary Institute of America (The)
Series 2018
07/01/2033	5.000%	230,000	284,269
07/01/2034	5.000%	500,000	617,140
New York State Dormitory Authority
Refunding Revenue Bonds
Fordham University
Series 2017
07/01/2035	4.000%	1,000,000	1,157,320
New School
Series 2015A
07/01/2050	5.000%	1,500,000	1,749,390
Pratt Institute
Series 2015A
07/01/2044	5.000%	1,000,000	1,133,630
St. John’s University
Series 2015A
07/01/2037	5.000%	1,000,000	1,172,090
Teacher’s College
Series 2017
07/01/2033	4.000%	500,000	573,560
Revenue Bonds
Columbia University
10/01/2047	5.000%	1,000,000	1,604,720
Columbia Strategic New York Municipal Income Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Strategic New York Municipal Income Fund, January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Manhattan Marymount College
Series 2009
07/01/2029	5.250%	500,000	509,720
New York University
Series 2019A
07/01/2042	5.000%	1,000,000	1,283,340
Rochester Institute of Technology
Series 2019
07/01/2049	5.000%	1,250,000	1,549,050
St. John’s University
Series 2007C (NPFGC)
07/01/2026	5.250%	1,205,000	1,507,780
Troy Capital Resource Corp.(c)
Refunding Revenue Bonds
Forward Delivery - Rensselaer Polytechnic Institute Project
Series 2020
09/01/2038	5.000%	250,000	314,102
Total			15,422,646
Hospital 11.9%
Buffalo & Erie County Industrial Land Development Corp.
Revenue Bonds
Catholic Health System
Series 2015
07/01/2040	5.000%	1,000,000	1,154,970
Build NYC Resource Corp.
Refunding Revenue Bonds
New York Methodist Hospital Project
Series 2014
07/01/2029	5.000%	225,000	257,414
07/01/2030	5.000%	180,000	205,159
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
University of Rochester Project
Series 2017
07/01/2037	4.000%	500,000	573,365
Revenue Bonds
Unity Hospital-Rochester Project
Series 2010 (FHA)
08/15/2035	5.750%	2,000,000	2,099,920
Nassau County Local Economic Assistance Corp.
Revenue Bonds
Catholic Health Services-Long Island
Series 2014
07/01/2032	5.000%	750,000	843,510
New York State Dormitory Authority
Refunding Revenue Bonds
Catholic Health System Obligation Group
Series 2019
07/01/2040	4.000%	350,000	397,054
07/01/2041	5.000%	695,000	864,816
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Memorial Sloan-Kettering Cancer Center
Series 2017
07/01/2047	4.000%	500,000	568,805
Montefiore Obligation Group
Series 2018
08/01/2035	5.000%	350,000	430,048
North Shore - Long Island Jewish Obligation Group
Series 2015A
05/01/2037	5.000%	2,000,000	2,354,800
NYU Hospitals Center
Series 2014
07/01/2036	5.000%	1,000,000	1,154,030
Series 2016
07/01/2040	4.000%	1,000,000	1,119,380
Revenue Bonds
Memorial Sloan Kettering Cancer Center
Series 2019
07/01/2039	5.000%	2,325,000	2,989,369
Unrefunded Revenue Bonds
University of Rochester
Series 2009
07/01/2039	5.125%	130,000	130,407
New York State Dormitory Authority(b)
Refunding Revenue Bonds
Orange Regional Medical Center
Series 2017
12/01/2037	5.000%	400,000	474,112
New York State Dormitory Authority(c)
Revenue Bonds
Series 2020A
07/01/2050	4.000%	4,000,000	4,615,880
Suffolk County Economic Development Corp.
Unrefunded Revenue Bonds
Catholic Health Services
Series 2011
07/01/2028	5.000%	2,990,000	3,154,300
Westchester County Healthcare Corp.
Unrefunded Revenue Bonds
Senior Lien
Series 2010C-2
11/01/2037	6.125%	205,000	212,509
Westchester County Local Development Corp.
Refunding Revenue Bonds
Westchester Medical Center
Series 2016
11/01/2037	3.750%	1,000,000	1,053,950
Total			24,653,798

2	Columbia Strategic New York Municipal Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic New York Municipal Income Fund, January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Human Service Provider 0.4%
Dutchess County Local Development Corp.
Revenue Bonds
Anderson Center Services, Inc. Project
Series 2010
10/01/2030	6.000%	800,000	818,832
Independent Power 0.2%
Suffolk County Industrial Development Agency(a)
Revenue Bonds
Nissequogue Cogen Partners Facility
Series 1998
01/01/2023	5.500%	420,000	424,238
Local Appropriation 0.5%
Suffolk County Judicial Facilities Agency
Revenue Bonds
H. Lee Dennison Building
Series 2013
11/01/2025	5.000%	1,000,000	1,121,860
Local General Obligation 12.6%
City of New York
Unlimited General Obligation Bonds
Fiscal 2020
Series 2019B-1
10/01/2039	5.000%	1,000,000	1,281,590
Series 2016B1
12/01/2032	5.000%	500,000	618,375
Series 2017B-1
10/01/2041	4.000%	1,000,000	1,142,070
Subordinated Series 2018F-1
04/01/2043	5.000%	4,000,000	4,924,120
Subordinated Series 2019A-1
08/01/2041	5.000%	3,000,000	3,811,890
08/01/2042	4.000%	3,000,000	3,491,910
Unlimited General Obligation Refunding Bonds
Fiscal 2015
Series 2014A
08/01/2031	5.000%	500,000	585,625
City of Poughkeepsie
Limited General Obligation Refunding Bonds
Series 2019
06/01/2031	5.000%	600,000	684,678
City of Syracuse(a)
Unlimited General Obligation Bonds
Airport Terminal Security Access Improvement
Series 2011
11/01/2036	5.000%	1,750,000	1,852,445
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Erie
Limited General Obligation Bonds
Public Improvement
Series 2015A
09/15/2028	5.000%	275,000	333,575
County of Nassau
Limited General Obligation Bonds
General Improvement
Series 2018B (AGM)
07/01/2034	5.000%	2,000,000	2,517,980
Series 2017B
04/01/2037	5.000%	2,000,000	2,437,600
Limited General Obligation Notes
Series 2019A (AGM)
04/01/2046	5.000%	1,000,000	1,236,480
Limited General Obligation Refunding Bonds
Series 2016A
01/01/2038	5.000%	1,000,000	1,179,990
Total			26,098,328
Multi-Family 9.2%
Amherst Development Corp.
Refunding Revenue Bonds
University of Buffalo Student Housing
Series 2017 (AGM)
10/01/2045	5.000%	500,000	603,625
Housing Development Corp.
Revenue Bonds
Gateway Apartments
Series 2009A
09/15/2025	4.500%	165,000	165,459
Sustainable Neighborhood
Series 2017G
11/01/2047	3.700%	2,000,000	2,111,620
New York City Housing Development Corp.
Refunding Revenue Bonds
Sustainable Neighborhood
Series 2019
11/01/2039	3.800%	1,500,000	1,639,290
11/01/2049	3.650%	1,000,000	1,056,810
Revenue Bonds
Series 2018K
11/01/2048	4.000%	1,000,000	1,083,360
Sustainable Neighborhood
Series 2019
11/01/2049	3.250%	4,000,000	4,112,080
New York State Dormitory Authority
Revenue Bonds
State University of New York
Series 2019
07/01/2049	4.000%	500,000	569,980

Columbia Strategic New York Municipal Income Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Strategic New York Municipal Income Fund, January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Housing Finance Agency
Revenue Bonds
Affordable Housing
Series 2017M
11/01/2042	3.650%	750,000	803,963
Series 2019D
11/01/2044	3.700%	1,000,000	1,081,250
Climate Bond Certified/Sustainability Bonds
Series 2019
11/01/2044	3.150%	840,000	872,273
Green Bond
Series 2017H
11/01/2047	3.650%	1,360,000	1,442,130
Series 2017L (GNMA)
11/01/2037	3.300%	540,000	573,950
Sustainability Bonds
Series 2019I
11/01/2039	3.000%	800,000	836,784
Onondaga Civic Development Corp.
Revenue Bonds
Upstate Properties Development, Inc.
Series 2011
12/01/2041	5.250%	1,945,000	2,091,283
Total			19,043,857
Municipal Power 3.6%
Long Island Power Authority
Refunding Revenue Bonds
Series 2014A
09/01/2044	5.000%	1,000,000	1,142,070
Series 2016B
09/01/2036	5.000%	1,000,000	1,210,560
Revenue Bonds
Electric System General Purpose
Series 2015B
09/01/2045	5.000%	1,380,000	1,606,982
General
Series 2017
09/01/2047	5.000%	1,000,000	1,207,240
Series 2012A
09/01/2037	5.000%	1,000,000	1,098,770
Series 2018
09/01/2038	5.000%	1,000,000	1,246,760
Total			7,512,382
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nursing Home 0.8%
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
St. Ann’s Community Project
Series 2019
01/01/2050	5.000%	1,500,000	1,662,600
Other Industrial Development Bond 0.2%
New York Liberty Development Corp.
Revenue Bonds
Goldman Sachs Headquarters
Series 2007
10/01/2037	5.500%	260,000	382,884
Pool / Bond Bank 0.0%
New York State Dormitory Authority
Unrefunded Revenue Bonds
School Districts Bond Financing Program
Series 2009 (AGM)
10/01/2036	5.125%	15,000	15,047
Ports 7.3%
Port Authority of New York & New Jersey(a)
Refunding Revenue Bonds
193rd Series 2015
10/15/2035	5.000%	3,135,000	3,716,981
Consolidated 186th
Series 2014
10/15/2044	5.000%	1,000,000	1,142,170
Series 2018-207
09/15/2043	4.000%	1,500,000	1,686,570
Port Authority of New York & New Jersey
Refunding Revenue Bonds
Consol-211th
Series 2018
09/01/2043	4.000%	3,000,000	3,453,090
Revenue Bonds
Consolidated 85th
Series 1993
03/01/2028	5.375%	2,000,000	2,398,160
Consolidated 93rd
Series 1994
06/01/2094	6.125%	2,250,000	2,699,325
Total			15,096,296
Prep School 1.3%
Build NYC Resource Corp.
Refunding Revenue Bonds
Series 2015
06/01/2033	5.000%	500,000	586,655
06/01/2035	5.000%	700,000	818,860

4	Columbia Strategic New York Municipal Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic New York Municipal Income Fund, January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Dormitory Authority
Prerefunded 05/01/21 Revenue Bonds
Convent-Sacred Heart
Series 2011 (AGM)
11/01/2035	5.625%	750,000	795,097
Rensselaer County Industrial Development Agency
Refunding Revenue Bonds
Emma Willard School Project
Series 2015A
01/01/2036	5.000%	500,000	581,795
Total			2,782,407
Recreation 1.7%
Build NYC Resource Corp.
Refunding Revenue Bonds
YMCA of Greater New York Project
Series 2015
08/01/2040	5.000%	900,000	1,037,322
New York City Industrial Development Agency
Revenue Bonds
Pilot-Yankee Stadium
Series 2009 (AGM)
03/01/2049	7.000%	250,000	252,540
New York City Trust for Cultural Resources
Refunding Revenue Bonds
American Museum of Natural History
Series 2014S
07/01/2041	5.000%	2,000,000	2,309,400
Total			3,599,262
Refunded / Escrowed 2.8%
Build NYC Resource Corp.
Prerefunded 08/01/22 Revenue Bonds
YMCA of Greater New York Project
Series 2012
08/01/2032	5.000%	500,000	550,270
Dutchess County Local Development Corp.
Prerefunded 07/01/24 Revenue Bonds
Series 2014A
07/01/2044	5.000%	1,000,000	1,175,380
New York State Dormitory Authority
Prerefunded 07/01/21 Revenue Bonds
Mount Sinai Hospital
Series 2011A
07/01/2041	5.000%	2,000,000	2,115,940
State University Dormitory Facilities
Series 2011A
07/01/2031	5.000%	1,000,000	1,060,150
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Triborough Bridge & Tunnel Authority
Prerefunded 01/01/22 Revenue Bonds
General Purpose
Series 1999B
01/01/2030	5.500%	930,000	1,012,054
Total			5,913,794
Resource Recovery 1.0%
Build NYC Resource Corp.(a),(b)
Refunding Revenue Bonds
Pratt Paper, Inc. Project
Series 2014
01/01/2035	5.000%	750,000	838,290
Jefferson County Industrial Development Agency(a),(b)
Revenue Bonds
ReEnergy Black River LLC P
Series 2019
01/01/2024	5.250%	1,280,000	1,284,416
Total			2,122,706
Retirement Communities 3.8%
Brookhaven Local Development Corp.
Refunding Revenue Bonds
Jeffersons Ferry Project
Series 2016
11/01/2036	5.250%	750,000	886,500
Suffolk County Economic Development Corp.(c)
Refunding Revenue Bonds
Peconic Landing at Southhold, Inc.
Series 2020
12/01/2040	5.000%	1,540,000	1,727,433
Suffolk County Economic Development Corp.
Refunding Revenue Bonds
Peconic Landing Southold
Series 2010
12/01/2040	6.000%	1,225,000	1,276,536
Tompkins County Development Corp.
Refunding Revenue Bonds
Kendal at Ithaca, Inc. Project
Series 2014
07/01/2044	5.000%	1,655,000	1,835,362
Ulster County Capital Resource Corp.(b)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2047	5.250%	500,000	518,375
09/15/2053	5.250%	1,000,000	1,032,870

Columbia Strategic New York Municipal Income Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Strategic New York Municipal Income Fund, January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Westchester County Local Development Corp.
Refunding Revenue Bonds
Miriam Osborn Memorial Home Association Project
Series 2019
07/01/2042	5.000%	450,000	523,080
Total			7,800,156
Sales Tax 1.2%
Nassau County Interim Finance Authority
Unrefunded Revenue Bonds
Sales Tax Secured
Series 2009
11/15/2024	5.000%	15,000	15,047
New York State Dormitory Authority
Refunding Revenue Bonds
Series 2018E
03/15/2048	5.000%	2,000,000	2,483,360
Total			2,498,407
Single Family 1.1%
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2019-217
04/01/2039	3.625%	500,000	547,390
State of New York Mortgage Agency(a)
Refunding Revenue Bonds
Series 2019-218
04/01/2033	3.600%	1,000,000	1,087,050
04/01/2038	3.850%	500,000	544,235
Total			2,178,675
Special Non Property Tax 5.4%
Metropolitan Transportation Authority(d)
Refunding Revenue Bonds
Series 2012A
11/15/2032	0.000%	2,500,000	1,905,900
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Subordinated Series 2019
11/01/2037	4.000%	2,000,000	2,349,220
New York City Transitional Finance Authority Building Aid
Refunding Revenue Bonds
Subordinated Series 2018S-3A
07/15/2037	5.000%	2,000,000	2,511,560
New York Convention Center Development Corp.
Refunding Revenue Bonds
Hotel Unit Fee Secured
Series 2015
11/15/2045	5.000%	1,500,000	1,786,545
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Dormitory Authority
Refunding Revenue Bonds
Series 2018A
03/15/2038	5.250%	2,000,000	2,561,880
Total			11,115,105
Special Property Tax 0.8%
Glen Cove Local Economic Assistance Corp.
Refunding Revenue Bonds
Garview Point Public Improvement Project
Series 2016
01/01/2056	5.000%	1,000,000	1,093,880
New York Liberty Development Corp.
Refunding Revenue Bonds
Bank of America Tower at One Bryant Park Project
Series 2019
09/15/2069	2.800%	500,000	519,480
Total			1,613,360
State Appropriated 0.5%
Erie County Industrial Development Agency (The)
Revenue Bonds
School District of Buffalo Project
Series 2011A
05/01/2032	5.250%	1,000,000	1,051,800
Student Loan 0.0%
State of New York Mortgage Agency
Revenue Bonds
New York State Higher Education Finance
Series 2009
11/01/2026	4.750%	75,000	75,078
Tobacco 3.2%
Chautauqua Tobacco Asset Securitization Corp.
Refunding Revenue Bonds
Series 2014
06/01/2034	5.000%	1,000,000	1,057,610
New York Counties Tobacco Trust VI
Refunding Revenue Bonds
Tobacco Settlement Pass-Through
Series 2016
06/01/2051	5.000%	2,000,000	2,104,980
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2041	5.000%	3,000,000	3,417,210
Total			6,579,800

6	Columbia Strategic New York Municipal Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic New York Municipal Income Fund, January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Transportation 6.9%
Metropolitan Transportation Authority
Refunding Revenue Bonds
Series 2017D
11/15/2035	5.000%	1,330,000	1,648,774
11/15/2042	4.000%	2,000,000	2,254,160
Revenue Bonds
Green Bonds
Series 2016A-1
11/15/2041	5.000%	1,000,000	1,180,410
Series 2020A-1
11/15/2048	5.000%	2,000,000	2,501,700
Series 2005B (AMBAC)
11/15/2023	5.250%	1,250,000	1,445,275
Transportation
Series 2014B
11/15/2044	5.000%	2,000,000	2,258,160
Series 2015B
11/15/2040	5.000%	1,675,000	1,960,521
Transportation Program
Subordinated Series 2015A-1
11/15/2045	5.000%	1,000,000	1,159,190
Total			14,408,190
Turnpike / Bridge / Toll Road 5.2%
New York State Thruway Authority
Revenue Bonds
Series 2014J
01/01/2041	5.000%	3,000,000	3,407,730
Series 2019B
01/01/2045	4.000%	2,415,000	2,778,747
Triborough Bridge & Tunnel Authority
Revenue Bonds
MTA Bridges and Tunnels
Series 2019A
11/15/2049	5.000%	3,610,000	4,505,389
Total			10,691,866
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Water & Sewer 4.6%
New York City Water & Sewer System
Refunding Revenue Bonds
2nd Generation Resolution
Subordinated Series 2019
06/15/2040	4.000%	1,000,000	1,172,440
Revenue Bonds
Series 2017
06/15/2048	5.000%	4,000,000	4,868,400
Series 2019DD-1
06/15/2049	5.000%	2,000,000	2,461,080
Niagara Falls Public Water Authority
Revenue Bonds
Series 2013A
07/15/2029	5.000%	1,000,000	1,127,040
Total			9,628,960
Total Municipal Bonds (Cost $194,512,324)			209,354,364

Money Market Funds 1.1%
	Shares	Value ($)
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.843%(e)	2,237,713	2,237,713
Total Money Market Funds (Cost $2,237,713)		2,237,713
Total Investments in Securities (Cost: $196,750,037)		211,592,077
Other Assets & Liabilities, Net		(3,923,868)
Net Assets		207,668,209

Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2020, the total value of these securities amounted to $6,464,394, which represents 3.11% of total net assets.
(c)	Represents a security purchased on a when-issued basis.
(d)	Zero coupon bond.
(e)	The rate shown is the seven-day current annualized yield at January 31, 2020.
Columbia Strategic New York Municipal Income Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Columbia Strategic New York Municipal Income Fund, January 31, 2020 (Unaudited)
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
FHA	Federal Housing Authority
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
8	Columbia Strategic New York Municipal Income Fund | Quarterly Report 2020